Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 5,897
Ending balance	[1]	5,621	$ 5,897
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,387	7,884
Acquisitions			15
Impact of first application of IFRS 16			3,620
Additions		859	898
Disposals		(311)	(932)
Foreign currency adjustments and other		(398)	(98)
Ending balance		11,537	11,387
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,490)	(5,215)
Depreciation		769	797
Disposals		165	534
Foreign currency adjustments and other		(178)	12
Ending balance		(5,916)	(5,490)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	999
Ending balance	[1]	972	999
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,619	1,743
Additions		126	109
Disposals		(49)	(205)
Foreign currency adjustments and other		(127)	(28)
Ending balance		1,569	1,619
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(620)	(672)
Depreciation		42	42
Disposals		30	84
Foreign currency adjustments and other		(35)	(10)
Ending balance		(597)	(620)
Equipment 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	465
Ending balance	[1]	442	465
Equipment 1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,936	2,154
Acquisitions			4
Additions		111	262
Disposals		(47)	(407)
Foreign currency adjustments and other		(94)	(77)
Ending balance		1,906	1,936
Equipment 1 [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,471)	(1,631)
Depreciation		98	111
Disposals		32	321
Foreign currency adjustments and other		(73)	50
Ending balance		(1,464)	(1,471)
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	416
Ending balance	[1]	350	416
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,386	2,372
Acquisitions			1
Additions		92	117
Disposals		(32)	(113)
Foreign currency adjustments and other		(36)	9
Ending balance		2,410	2,386
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,970)	(1,935)
Depreciation		155	153
Disposals		31	71
Foreign currency adjustments and other		(34)	(47)
Ending balance		(2,060)	(1,970)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	636
Ending balance	[1]	590	636
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,660	1,615
Acquisitions			10
Additions		74	151
Disposals		(51)	(114)
Foreign currency adjustments and other		(34)	(2)
Ending balance		1,649	1,660
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,024)	(977)
Depreciation		95	91
Disposals		37	49
Foreign currency adjustments and other		(23)	5
Ending balance		(1,059)	(1,024)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	3,381
Ending balance	[1]	3,267	3,381
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,786
Impact of first application of IFRS 16			3,620
Additions		456	259
Disposals		(132)	(93)
Foreign currency adjustments and other		(107)
Ending balance		4,003	3,786
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(405)
Depreciation		379	400
Disposals		35	9
Foreign currency adjustments and other		(13)	14
Ending balance		$ (736)	$ (405)

[1]	Includes $40 (2020 – $43) of investment property.